COMMON SHARES (Details) $ / shares in Units, ¥ in Millions, $ in Millions				1 Months Ended	12 Months Ended
	Apr. 10, 2020 USD ($)	Apr. 10, 2020 CNY (¥)	Dec. 24, 2019 USD ($) shares	May 31, 2020 USD ($) $ / shares shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
ADS
Common shares
Authorized amount to repurchase (in dollars) | $				$ 1.0
Repurchase of common share				450,337
Average stock price | $ / shares				$ 1.2631
Total cash consideration							$ 0.6	¥ 4.0
Shares used for settlement of vested share options and restricted shares vesting					1,124,626	1,124,626
Private Placement
Common shares
Issuance of common shares upon private placement (in shares)			5,662,634
Proceeds from issuance of common stock	$ 1.2	¥ 8.5	$ 10.0						$ 8.8	¥ 61.7